Cost of Sales - Disclosure of Cost of Sale (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of cost of sales [line items]
Cost of sales	$ 10,850,065,285	$ 7,264,522,456	$ 5,808,497,475
Inventories	1,893,110,238	1,149,148,017	937,789,760
Finished products	141,811,446	88,253,896	100,664,946
Products in progress	611,224,018	221,614,930	142,891,109
Raw materials, materials, spare parts and fuels	1,140,074,774	839,279,191	694,233,705
Acquisition of inventories from business combination under common control (Note 16)		181,795,914
Cost of sales [member]
Disclosure of cost of sales [line items]
Currency translation differences	37,467,329
Purchases and production expenses for the year	10,968,000,755	7,826,688,763	6,019,855,732
Purchases	1,717,979,151	1,186,017,343	982,393,494
Production expenses	9,250,021,604	6,640,671,420	5,037,462,238
Cost of sales	$ 10,850,065,285	$ 7,264,522,456	$ 5,808,497,475